Leases - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Maturities of operating lease liabilities
2023	$ 304,587
2024	191,558
2025	191,558
2026	191,558
2027	93,115
Thereafter	419,018
Total future minimum lease payments	1,391,394
Less: Imputed interest	(398,779)
Total	$ 992,615	$ 761,325